CAPITAL AND RESERVES - Issuance of Common Shares Related to Acquisitions (Details) - USD ($) $ in Thousands																									12 Months Ended
	Oct. 20, 2023	Oct. 05, 2023	Jul. 25, 2023	Jul. 21, 2023	May 15, 2023	Apr. 20, 2023	Apr. 01, 2023	Mar. 30, 2023	Jan. 13, 2023	Dec. 21, 2022	Nov. 18, 2022	Nov. 16, 2022	Nov. 07, 2022	Sep. 23, 2022	Sep. 16, 2022	Aug. 05, 2022	Jun. 07, 2022	Apr. 29, 2022	Nov. 30, 2021	Nov. 17, 2021	Jul. 08, 2021	May 28, 2021	May 11, 2021	Mar. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Proceeds from issuing shares																									$ 0	$ 0	$ 286,207
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																						1,380,000
Proceeds from issuing shares																						$ 286,207
Cloudshift | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)									17,443									8,761
Proceeds from issuing shares									$ 3,068									$ 2,251
Navint | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)							416	9,087											7,032
Proceeds from issuing shares							$ 68	$ 1,492											$ 2,100
Experience IT | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)						29,120
Proceeds from issuing shares						$ 4,521
Xappia | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)					6,242															2,502				8,415
Proceeds from issuing shares					$ 1,000															$ 750				$ 1,750
Walmeric | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)				6,730																	10,842
Proceeds from issuing shares				$ 1,119																	$ 2,372
Pentalog | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)			177,505
Proceeds from issuing shares			$ 32,320
Atix | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)		4,601														4,534
Proceeds from issuing shares		$ 850														$ 850
GUT | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)	152,617
Proceeds from issuing shares	$ 28,223
Genexus | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																	21,328
Proceeds from issuing shares																	$ 4,947
Grupo Assa Corp | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)															34,754
Proceeds from issuing shares															$ 7,224
Sysdata | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)														19,640
Proceeds from issuing shares														$ 4,052
KTBO | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)													9,624
Proceeds from issuing shares													$ 1,540
eWave | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)												32,524
Proceeds from issuing shares												$ 5,859
Vertic | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)											41,252
Proceeds from issuing shares											$ 7,312
Adbid | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)										10,728
Proceeds from issuing shares										$ 1,821
Hybrido | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																							10,088
Proceeds from issuing shares																							$ 2,149
Installment payment																							$ 2,152
TOTAL | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																									403,761	183,145	38,879
Proceeds from issuing shares																									$ 72,661	$ 35,856	$ 9,121